CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 21,298	$ 18,186
Time deposits	2,091	4,872
Prepaid expenses and other current assets	6,394	3,509
Total current assets	29,783	26,567
Non-current assets:
Property and equipment, net	138	25
Intangible assets, net	92	104
Right-of-use assets	723	769
Deferred tax assets	72
Other non-current assets	348	169
Total non-current assets	1,373	1,067
Total assets	31,156	27,634
Current liabilities:
Advances from students	27,214	15,167
Accrued expenses and other current liabilities	6,189	4,341
Lease liabilities	590	427
Taxes payable	1,060	186
Amount due to related parties	4,077	389
Total current liabilities	39,130	20,510
Non-current liabilities:
Lease liabilities	41	307
Other non-current liabilities	176	156
Deferred tax liabilities		84
Total non-current liabilities	217	547
Total liabilities	39,347	21,057
Commitments and contingencies
Shareholders' equity/(deficit):
Additional paid-in capital	338,316	337,407
Surplus reserves	1
Accumulated other comprehensive income/(loss)	(326)	303
Accumulated deficit	(346,365)	(331,166)
Total shareholders' equity/(deficit)	(8,340)	6,577
Noncontrolling interest	149
Total equity/(deficit)	(8,191)	6,577
Total liabilities and shareholders' equity/(deficit)	31,156	27,634
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	24	23
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 10	$ 10